Segmented information - Disclosure of geographic allocation of total assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Current assets	$ 58,605	$ 61,668
Property, plant and equipment and right-of-use assets	332	474
Other non-current assets	120,957	74,054
Total assets	179,894	136,196
Current liabilities	5,804	2,643
Non-current liabilities	399	790
Total liabilities	6,203	3,433
CANADA
Disclosure of operating segments [line items]
Current assets	58,568	61,629
Property, plant and equipment and right-of-use assets	332	474
Other non-current assets	0	0
Total assets	58,900	62,103
Current liabilities	4,363	2,598
Non-current liabilities	399	790
Total liabilities	4,762	3,388
West Africa
Disclosure of operating segments [line items]
Current assets	37	39
Property, plant and equipment and right-of-use assets	0	0
Other non-current assets	120,957	74,054
Total assets	120,994	74,093
Current liabilities	1,441	45
Non-current liabilities	0	0
Total liabilities	$ 1,441	$ 45